Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The table below shows the information specified in Item 402(v) of Regulation
S-K
concerning the compensation of the CEO and the average compensation of the other Named Executive Officers of the Company compared to financial performance for each of fiscal years 2020, 2021, 2022 and 2023.

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Earnings Per Share (“EPS”)
					Total Shareholder Return (“TSR”) (4)	Peer Group Total Shareholder Return (4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$2,625,890	$2,342,445	$856,767	$651,099	$96.57	$111.59	$45.2	$2.82

2022	$1,488,255	$1,658,803	$531,450	$556,598	$91.49	$120.09	$41.4	$2.59

2021	$2,426,750	$2,224,626	$578,575	$565,779	$79.47	$118.24	$36.1	$2.35

2020	$3,977,630	$1,416,063	$627,418	$425,236	$74.06	$100.48	$32.2	$2.15 (5)

NOTES:

(1)	Mr. Meissner was the CEO for each of 2020, 2021, 2022 and 2023.

(2)
SEC rules require certain adjustments must be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The following table details these adjustments:

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (6)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	CEO	$678,119	$739,078	$515,709	$251,965	$157,574	$2,342,445
2023	Non-CEO NEOs	$274,566	$119,704	$134,469	$ 27,046	$ 95,314	$ 651,099
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$ 88,979	$ 556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$ 26,413	$ 71,614	$ 565,779
2020	CEO	$597,740	($51,818)	$314,710	$273,810	$281,621	$1,416,063
2020	Non-CEO NEOs	$209,913	$ 10,915	$ 61,865	$ 29,926	$112,617	$ 425,236

(3)
In 2023, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, Mr. LeBlanc, and Mr. Black. Mr. Black retired from the Company on May 1, 2023. I
n 2022, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller and Mr. LeBlanc.
In 2021, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller, Mr. LeBlanc, and Laurence M. Brock. Mr. Brock retired from the Company in July 2021. In 2020, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. LeBlanc, Mr. Brock, and Christine Vaughan. Ms. Vaughan resigned from the Company in March 2020.

(4)	TSR is determined based on the value of an initial fixed investment of $100 at December 31, 2019. The TSR peer group consists of the S&P 500 Utilities Index. Source of data: S&P Dow Jones Indices LLC.

(5)
Actual EPS in 2020 was $2.15. The Compensation Committee made a discretionary $0.09 adjustment for compensation decisions for 2020 to account for management’s performance in light of the financial impact of the
COVID-19
pandemic.

(6)	All values shown reflect the pension service cost in the applicable year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	In 2023, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, Mr. LeBlanc, and Mr. Black. Mr. Black retired from the Company on May 1, 2023.	I n 2022, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller and Mr. LeBlanc.	In 2021, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller, Mr. LeBlanc, and Laurence M. Brock. Mr. Brock retired from the Company in July 2021.	In 2020, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. LeBlanc, Mr. Brock, and Christine Vaughan.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 at December 31, 2019. The TSR peer group consists of the S&P 500 Utilities Index. Source of data: S&P Dow Jones Indices LLC.
PEO Total Compensation Amount	$ 2,625,890	$ 1,488,255	$ 2,426,750	$ 3,977,630
PEO Actually Paid Compensation Amount	$ 2,342,445	1,658,803	2,224,626	1,416,063
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments must be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The following table details these adjustments:

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (6)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	CEO	$678,119	$739,078	$515,709	$251,965	$157,574	$2,342,445
2023	Non-CEO NEOs	$274,566	$119,704	$134,469	$ 27,046	$ 95,314	$ 651,099
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$ 88,979	$ 556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$ 26,413	$ 71,614	$ 565,779
2020	CEO	$597,740	($51,818)	$314,710	$273,810	$281,621	$1,416,063
2020	Non-CEO NEOs	$209,913	$ 10,915	$ 61,865	$ 29,926	$112,617	$ 425,236

Non-PEO NEO Average Total Compensation Amount	$ 856,767	531,450	578,575	627,418
Non-PEO NEO Average Compensation Actually Paid Amount	$ 651,099	556,598	565,779	425,236
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments must be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The following table details these adjustments:

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (6)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	CEO	$678,119	$739,078	$515,709	$251,965	$157,574	$2,342,445
2023	Non-CEO NEOs	$274,566	$119,704	$134,469	$ 27,046	$ 95,314	$ 651,099
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$ 88,979	$ 556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$ 26,413	$ 71,614	$ 565,779
2020	CEO	$597,740	($51,818)	$314,710	$273,810	$281,621	$1,416,063
2020	Non-CEO NEOs	$209,913	$ 10,915	$ 61,865	$ 29,926	$112,617	$ 425,236

Tabular List, Table

Most Important Performance Measures
Cash and Equity: 2020-2021

Financial	Earnings Per Share	40%
	O&M Cost Per Customer	30%

Safety & Reliability	Electric System Reliability	10%
	Gas Emergency Response Time	10%
Customer Engagement	Customer Satisfaction	10%
Cash: 2022-2023

Financial	Earnings Per Share	40%
	O&M Cost Per Customer	30%

Safety & Reliability	Electric System Reliability	10%
	Gas Emergency Response Time	10%
Customer Engagement	Customer Satisfaction	10%
Equity: 2023

Financial	Three-Year Average Return on Equity	50%
	Three-Year Average Growth in Book Value Per Share	50%

Total Shareholder Return Amount	$ 96.57	91.49	79.47	74.06
Peer Group Total Shareholder Return Amount	111.59	120.09	118.24	100.48
Net Income (Loss)	$ 45,200,000	$ 41,400,000	$ 36,100,000	$ 32,200,000
Company Selected Measure Amount	2.82	2.59	2.35	2.15
Adjustment to Compensation, Amount				$ 273,810
PEO Name	Mr. Meissner
Measure:: 1
Pay vs Performance Disclosure
Name	Financial	Financial	Financial
Measure:: 2
Pay vs Performance Disclosure
Name		Safety & Reliability	Safety & Reliability
Measure:: 3
Pay vs Performance Disclosure
Name		Customer Engagement	Customer Engagement
PEO | Base Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 678,119	$ 645,214	$ 620,398	597,740
PEO | Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	739,078	170,548	652,071	(51,818)
PEO | Non Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,709	521,564	466,162	314,710
PEO | Pension Value Or Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,965		342,315
PEO | All Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,574	321,477	143,680	281,621
Non-PEO NEO | Base Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,566	300,546	261,300	209,913
Non-PEO NEO | Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,704	24,995	88,533	10,915
Non-PEO NEO | Non Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,469	142,078	117,920	61,865
Non-PEO NEO | Pension Value Or Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,046		26,413	29,926
Non-PEO NEO | All Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,314	$ 88,979	$ 71,614	$ 112,617